Note 14 Loans and advances maturing in more than one year by fixed interest rate and floating (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	€ 129,248	€ 129,042	€ 132,300
Foreign security	139,104	121,314	106,465
Total loans and advances maturing in more than one year	268,352	250,356	238,765
Fixed interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	63,060	59,394	56,756
Foreign security	77,381	67,874	62,228
Total loans and advances maturing in more than one year	140,441	127,269	118,984
Floating interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	66,188	69,647	75,544
Foreign security	61,723	53,440	44,237
Total loans and advances maturing in more than one year	€ 127,911	€ 123,087	€ 119,781